Other current assets (Details) - Schedule of other current assets - USD ($)	Dec. 31, 2019	Nov. 22, 2019	Dec. 31, 2018
Schedule of other current assets [Abstract]
Interest receivable	$ 1,111,322		$ 34,908
Receivable from disposal of discontinued operations	932,836	$ 1,557,568	25,623,079
Advances to customers	50,716
Stamp duties due from former shareholders of Zhejiang Jingyuxin	34,587
Prepaid legal and consulting expenses			407,890
Prepaid insurance expenses			154,582
Others	176,181		216,029
Other current assets	$ 2,305,642		$ 813,409